Note 8 - Equipment - Components of Equipment (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Statement Line Items [Line Items]
Balance	$ 2,776	$ 2,787
Balance	2,787	2,821	$ 2,776		$ 2,787
Furniture and office equipment [member]
Statement Line Items [Line Items]
Balance
Balance		4
Computer equipment [member]
Statement Line Items [Line Items]
Balance	7	7
Balance	7	10	7		7
Laboratory equipment [member]
Statement Line Items [Line Items]
Balance	337	326
Balance	326	411	337		326
Production equipment [member]
Statement Line Items [Line Items]
Balance	2,432	2,454
Balance	2,454	2,396	2,432		2,454
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	3,076	3,119	398	$ 122	398
Additions	43	383	2,678	276	2,721
Balance	3,119	3,502	3,076	398	3,119
Gross carrying amount [member] | Furniture and office equipment [member]
Statement Line Items [Line Items]
Balance	59	59	59	59	59
Additions		4
Balance	59	63	59	59	59
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	11	11	3	3	3
Additions		6	8		8
Balance	11	17	11	3	11
Gross carrying amount [member] | Laboratory equipment [member]
Statement Line Items [Line Items]
Balance	522	522	336	60	336
Additions		192	186	276	186
Balance	522	714	522	336	522
Gross carrying amount [member] | Production equipment [member]
Statement Line Items [Line Items]
Balance	2,484	2,527
Additions	43	181	2,484		2,527
Balance	2,527	2,708	2,484		2,527
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	300	332	111	52	111
Balance	332	681	300	111	332
Depreciation for the period	32	349	189	59	221
Accumulated depreciation, amortisation and impairment [member] | Furniture and office equipment [member]
Statement Line Items [Line Items]
Balance	59	59	52	49	52
Balance	59	59	59	52	59
Depreciation for the period			7	3	7
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	4	4	3	3	3
Balance	4	7	4	3	4
Depreciation for the period		3	1		1
Accumulated depreciation, amortisation and impairment [member] | Laboratory equipment [member]
Statement Line Items [Line Items]
Balance	185	196	56		56
Balance	196	303	185	56	196
Depreciation for the period	11	107	129	56	140
Accumulated depreciation, amortisation and impairment [member] | Production equipment [member]
Statement Line Items [Line Items]
Balance	52	73
Balance	73	312	52		73
Depreciation for the period	$ 21	$ 239	$ 52		$ 73